PROPERTY, PLANT AND EQUIPMENT (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	$ 5,333,344	$ 4,219,520
Depreciation	358,420	286,798	$ 261,393
End of the year	6,480,361	5,333,344	4,219,520
Financial Lease [Abstract]
Cost-Capitalized financial leasing	750,389	750,389
Accumulated depreciation	(68,503)	(20,148)
Total	$ 681,886	730,241
Financial leasing agreement expiration date	Sep. 30, 2026
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	$ 2,040,118	2,124,502
End of the year	2,224,472	2,040,118	2,124,502
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	571,027	601,940
End of the year	759,762	571,027	601,940
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	2,217	2,314
End of the year	2,120	2,217	2,314
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	43,081	41,256
End of the year	43,243	43,081	41,256
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	6,917	7,390
End of the year	8,616	6,917	7,390
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	2,663,360	2,777,402
End of the year	3,038,213	2,663,360	2,777,402
Assets Related to Natural Gas Upstream Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	831,487	87,530
End of the year	886,397	831,487	87,530
Assets Related to Liquids Production and Commercialization Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	199,661	186,414
End of the year	286,430	199,661	186,414
Lands [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	10,922	6,279
End of the year	10,926	10,922	6,279
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	100,363	96,360
End of the year	118,500	100,363	96,360
Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	27,370	28,299
End of the year	26,183	27,370	28,299
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	14,289	10,285
End of the year	61,649	14,289	10,285
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	105,697	111,147
End of the year	123,995	105,697	111,147
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	15,951	8,721
End of the year	39,645	15,951	8,721
Furniture [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	1,884	633
End of the year	1,796	1,884	633
Capitalization of Foreign Exchange Loss [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	63,477	71,000
End of the year	57,202	63,477	71,000
Materials [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	482,546	356,008
End of the year	622,559	482,546	356,008
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	12,254	12,254
End of the year	12,254	12,254	12,254
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	804,083	467,188
End of the year	1,194,612	804,083	467,188
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	9,449,249	8,049,016	7,651,564
Additions	1,513,251	1,407,823	407,323
Retirements	18,774	7,590	9,871
Transfers	0	0	0
End of the year	10,943,726	9,449,249	8,049,016
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	3,646,711	3,644,917	3,631,240
Additions	0	0	0
Retirements	0	0	0
Transfers	275,806	1,794	13,677
End of the year	3,922,517	3,646,711	3,644,917
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	1,564,820	1,512,294	1,436,084
Additions	1,418	306	0
Retirements	11,274	0	0
Transfers	289,319	52,220	76,210
End of the year	1,844,283	1,564,820	1,512,294
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	2,868	2,868	2,868
Additions	0	0	0
Retirements	0	0	0
Transfers	0	0	0
End of the year	2,868	2,868	2,868
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	136,288	129,228	129,228
Additions	0	0	0
Retirements	0	0	0
Transfers	5,594	7,060	0
End of the year	141,882	136,288	129,228
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	28,861	28,368	28,355
Additions	0	0	0
Retirements	0	0	0
Transfers	2,686	493	13
End of the year	31,547	28,861	28,368
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	5,379,548	5,317,675	5,227,775
Additions	1,418	306	0
Retirements	11,274	0	0
Transfers	573,405	61,567	89,900
End of the year	5,943,097	5,379,548	5,317,675
Cost [Member] | Assets Related to Natural Gas Upstream Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	972,061	206,576	205,773
Additions	0	750,389	423
Retirements	0	0	566
Transfers	143,034	15,096	946
End of the year	1,115,095	972,061	206,576
Cost [Member] | Assets Related to Liquids Production and Commercialization Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	782,595	756,700	695,548
Additions	0	0	0
Retirements	0	0	313
Transfers	104,059	25,895	61,465
End of the year	886,654	782,595	756,700
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	10,922	6,279	6,279
Additions	4	4,935	0
Retirements	0	292	0
Transfers	0	0	0
End of the year	10,926	10,922	6,279
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	206,842	198,796	196,204
Additions	0	0	0
Retirements	0	0	0
Transfers	22,734	8,046	2,592
End of the year	229,576	206,842	198,796
Cost [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	34,398	33,897	33,975
Additions	0	0	0
Retirements	0	0	242
Transfers	265	501	164
End of the year	34,663	34,398	33,897
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	55,004	48,655	46,917
Additions	51,268	5,780	1,130
Retirements	0	0	6
Transfers	929	569	614
End of the year	107,201	55,004	48,655
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	470,349	419,541	389,779
Additions	0	660	0
Retirements	0	0	0
Transfers	49,345	50,148	29,762
End of the year	519,694	470,349	419,541
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	44,900	33,072	31,064
Additions	30,577	12,281	2,403
Retirements	1,972	453	395
Transfers	0	0	0
End of the year	73,505	44,900	33,072
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	14,857	13,485	13,147
Additions	0	0	62
Retirements	0	0	0
Transfers	143	1,372	276
End of the year	15,000	14,857	13,485
Cost [Member] | Capitalization of Foreign Exchange Loss [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	177,272	177,272	177,272
Additions	0	0	0
Retirements	0	0	0
Transfers	0	0	0
End of the year	177,272	177,272	177,272
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	482,546	356,008	286,677
Additions	312,381	209,239	161,986
Retirements	5,528	6,845	8,349
Transfers	(166,840)	(75,856)	(84,306)
End of the year	622,559	482,546	356,008
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	13,872	13,872	13,872
Additions	0	0	0
Retirements	0	0	0
Transfers	0	0	0
End of the year	13,872	13,872	13,872
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	804,083	467,188	327,282
Additions	1,117,603	424,233	241,319
Retirements	0	0	0
Transfers	(727,074)	(87,338)	(101,413)
End of the year	1,194,612	804,083	467,188
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	4,115,905	3,829,496	3,569,493
Retirements	10,960	389	1,390
Depreciation	358,420	286,798	261,393
End of the year	4,463,365	4,115,905	3,829,496
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	1,606,593	1,520,415	1,434,424
Retirements	0	0	0
Depreciation	$ 91,452	$ 86,178	$ 85,991
Depreciation rate %	2.20%	2.20%	2.20%
End of the year	$ 1,698,045	$ 1,606,593	$ 1,520,415
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	993,793	910,354	834,255
Retirements	8,988	0	0
Depreciation	99,716	83,439	76,099
End of the year	$ 1,084,521	$ 993,793	$ 910,354
Depreciation [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	3.30%	3.30%	3.30%
Depreciation [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	25.00%	25.00%	25.00%
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	$ 651	$ 554	$ 456
Retirements	0	0	0
Depreciation	$ 97	$ 97	$ 98
Depreciation rate %	3.30%	3.30%	3.30%
End of the year	$ 748	$ 651	$ 554
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	93,207	87,972	82,806
Retirements	0	0	0
Depreciation	$ 5,432	$ 5,235	$ 5,166
Depreciation rate %	4.00%	4.00%	4.00%
End of the year	$ 98,639	$ 93,207	$ 87,972
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	21,944	20,978	20,002
Retirements	0	0	0
Depreciation	$ 987	$ 966	$ 976
Depreciation rate %	6.70%	6.70%	6.70%
End of the year	$ 22,931	$ 21,944	$ 20,978
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	2,716,188	2,540,273	2,371,943
Retirements	8,988	0	0
Depreciation	197,684	175,915	168,330
End of the year	2,904,884	2,716,188	2,540,273
Depreciation [Member] | Assets Related to Natural Gas Upstream Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	140,574	119,046	111,667
Retirements	0	0	536
Depreciation	88,124	21,528	7,915
End of the year	$ 228,698	$ 140,574	$ 119,046
Depreciation [Member] | Assets Related to Natural Gas Upstream Service [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	3.30%	3.30%	2.20%
Depreciation [Member] | Assets Related to Natural Gas Upstream Service [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	25.00%	25.00%	25.00%
Depreciation [Member] | Assets Related to Liquids Production and Commercialization Service [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	$ 582,934	$ 570,286	$ 526,427
Retirements	0	0	311
Depreciation	$ 17,290	$ 12,648	$ 44,170
Depreciation rate %	3.30%	3.30%	5.90%
End of the year	$ 600,224	$ 582,934	$ 570,286
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	0	0	0
Retirements	0	0	0
Depreciation	$ 0	$ 0	$ 0
Depreciation rate %	0.00%	0.00%	0.00%
End of the year	$ 0	$ 0	$ 0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	106,479	102,436	97,700
Retirements	0	0	0
Depreciation	$ 4,597	$ 4,043	$ 4,736
Depreciation rate %	2.00%	2.00%	2.00%
End of the year	$ 111,076	$ 106,479	$ 102,436
Depreciation [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	7,028	5,598	4,319
Retirements	0	0	142
Depreciation	$ 1,452	$ 1,430	$ 1,421
Depreciation rate %	4.00%	4.00%	4.00%
End of the year	$ 8,480	$ 7,028	$ 5,598
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	40,715	38,370	36,400
Retirements	0	0	6
Depreciation	4,837	2,345	1,976
End of the year	$ 45,552	$ 40,715	$ 38,370
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	6.70%	6.70%	6.70%
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	10.00%	10.00%	20.00%
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	$ 364,652	$ 308,394	$ 286,351
Retirements	0	0	0
Depreciation	31,047	56,258	22,043
End of the year	$ 395,699	$ 364,652	$ 308,394
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	6.70%	6.70%	6.70%
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %	20.00%	20.00%	20.00%
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	$ 28,949	$ 24,351	$ 21,571
Retirements	1,972	389	395
Depreciation	$ 6,883	$ 4,987	3,175
Depreciation rate %	20.00%	20.00%
End of the year	$ 33,860	$ 28,949	$ 24,351
Depreciation [Member] | Vehicles [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %			10.00%
Depreciation [Member] | Vehicles [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation rate %			20.00%
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	12,973	12,852	$ 12,743
Retirements	0	0	0
Depreciation	$ 231	$ 121	$ 109
Depreciation rate %	10.00%	10.00%	10.00%
End of the year	$ 13,204	$ 12,973	$ 12,852
Depreciation [Member] | Capitalization of Foreign Exchange Loss [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	113,795	106,272	98,754
Retirements	0	0	0
Depreciation	$ 6,275	$ 7,523	$ 7,518
Depreciation rate %	4.00%	4.00%	4.00%
End of the year	$ 120,070	$ 113,795	$ 106,272
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	0	0	0
Retirements	0	0	0
Depreciation	$ 0	$ 0	$ 0
Depreciation rate %	0.00%	0.00%	0.00%
End of the year	$ 0	$ 0	$ 0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	1,618	1,618	1,618
Retirements	0	0	0
Depreciation	$ 0	$ 0	$ 0
Depreciation rate %	0.00%	0.00%	0.00%
End of the year	$ 1,618	$ 1,618	$ 1,618
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	0	0	0
Retirements	0	0	0
Depreciation	$ 0	$ 0	$ 0
Depreciation rate %	0.00%	0.00%	0.00%
End of the year	$ 0	$ 0	$ 0